Intangible Asset (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Intangible Asset [Abstract]
Estimated useful life	32 months
Amortization expense	$ 438,380